Marketable securities (Tables)	6 Months Ended
Jun. 30, 2023
Marketable securities [Abstract]
Marketable Securities Measured at FVOCI
Marketable securities
$’000
Fair value
At January 1, 2023	85,724
Additions	-
Accrued interest	2,057
Interest received	(553)
Fair value movement	(770)
At June 30, 2023	86,458

Overall Movement through OCI
A reconciliation of the movement through OCI relating to marketable securities for the three and six months ended June 30, 2023, is as follows:

Three months ended June 30, 2023
$’000
At April 1, 2023	(1,282)
Revaluation adjustments	1,295
Movement of expected credit losses on assets measured at FVOCI	217
At June 30, 2023	230

Six months ended June 30, 2023
$’000
At January 1, 2023	(558)
Revaluation adjustments	770
Movement of expected credit losses on assets measured at FVOCI	18
At June 30, 2023	230